UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21386

Dreyfus Manager Funds I (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund s Expenses

6	Comparing Your Fund s Expenses With Those of Other Funds

7	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

15	Financial Highlights

19	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus S&P STARS Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P STARS Fund, covering the six-month period from April 1, 2009, through September 30, 2009.

While the end of the recession will not be officially declared over for months, evidence suggests that the economy has turned a corner, including inventory rebuilding among manufacturers and improvements in home sales and prices. These indicators continue to help fuel an impressive stock market bounce off of March lows. Since then, the best returns were generated by the most beaten-down securities and by smaller-cap securities. Momentum may keep these stocks rallying for a time, but the fundamental case for future gains seems to depend on an actual acceleration of economic activity.

Currently, in our judgment, the financial markets appear poised to enter into a new phase in which underlying fundamentals of individual companies and industry groups, not bargain hunting, are likely to drive investment returns. Of course, the best strategy for your portfolio depends not only on your view of the economy s direction, but on your current financial needs, future goals and attitudes toward risk. Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against unexpected economic developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation October 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of April 1, 2009, through September 30, 2009, as provided by Fred A. Kuehndorf, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended September 30, 2009, Dreyfus S&P STARS Fund s Class A shares produced a total return of 26.78%, Class B shares returned 26.22%, Class C shares returned 26.36% and Class I shares returned 27.00%.1 In comparison, the fund s benchmark, the Standard & Poor s 500 Composite Stock Price Index ( S&P 500 Index ), produced a total return of 33.98% for the same period. In addition, the Russell 1000 Growth Index produced a total return of 32.58% for the same period.2, 3

A sustained rally during the reporting period stood in stark contrast to previous steep declines, as economic and market conditions stabilized in the wake of a global financial crisis. The fund produced lower returns than its benchmark, primarily due to its focus on higher-quality companies at a time when more speculative stocks led the rebound.

The Fund s Investment Approach

The fund seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.To pursue this goal, the managers employ the Standard & Poor s STock Appreciation Ranking System (or STARS ), S&P s proprietary stock research rating system. The managers generally use STARS to identify common stocks in the highest categories (5 and 4 STARS) for purchase, and in the lowest category (1 and 2 STARS) for short-selling.The managers independently analyze the stocks and identify for purchase those they believe have the greatest potential for growth and are reasonably priced.

Equity Markets Rebounded Sharply

In the months before the start of the reporting period, a global financial crisis nearly led to the collapse of the worldwide banking system. In addition, rising unemployment, declining housing markets and plunging

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

consumer confidence produced the most severe recession since the 1930s.These influences fueled a bear market that drove large-cap stocks to multi-year lows during the first quarter of 2009.

Market sentiment began to improve in March, when it became clearer that aggressive remedial actions by government and monetary authori-ties including historically low short-term interest rates, rescues of troubled corporations and massive injections of liquidity into the banking system had helped repair the world s credit markets. Subsequently, evidence of economic stabilization also helped propel stocks higher through the reporting period s end.

Five-STARS Stocks Lagged in Market Rebound

While the growth companies on which the fund focuses rebounded to a substantial degree during the reporting period,the market rally was dominated by lower-quality stocks that had been severely punished during the downturn. Because the STARS rating system awards higher rankings to companies with strong levels of free cash flow and other quality characteristics, the fund held relatively few of the market s top performers.

Nonetheless, the fund invested in a number of stocks that produced attractive returns over the reporting period. Relative results were particularly strong in the utilities sector, where electricity producer AES Corp. more than doubled in value. In the energy sector, drilling and oil services companies including fund holdings Noble Corp. and Transocean Ltd. fared especially well when commodity prices climbed in response to massive economic stimulus programs and in anticipation of a global economic recovery.The information technology sector proved to be one of the stronger segments within the S&P 500 Index, and the fund benefited from its overweighted exposure to the sector.The fund scored successes with online auctioneer eBay, electronics innovator Apple and Internet media leader Google.

Disappointments during the reporting period included the consumer discretionary sector, where an emphasis on traditionally defensive companies subtracted from the fund s relative performance. For example, budget retailer Family Dollar Stores had performed well during the downturn, but the stock lagged during the rally when investors turned

4

away from traditionally defensive investments. In addition, video games seller GameStop fared relatively poorly despite its five-STARS ranking. In the health care sector, where the debate over health care reform injected a degree of uncertainty, biotechnology companies Genzyme and Gilead Sciences also failed to keep pace with their lower-quality counterparts despite reporting strong financial results. The fund also encountered a number of disappointments in the industrials and materials sectors.

Seeking Growth Opportunities in a Mild Recovery

Despite expectations of a sub-par economic recovery, we have continued to seek highly rated growth opportunities among large-cap stocks. However, we have maintained a somewhat cautious posture, as the mar-ket s sustained and robust rally may reflect excessive optimism compared to actual economic conditions over the near term. Therefore, we have maintained the fund s focus on higher-quality companies that have received four- and five-STAR rankings from Standard & Poor s.We have complemented those core holdings with stocks that, after extensive fundamental analysis, we regard as attractive growth opportunities for the longer term. In our judgment, these higher-quality investments should produce competitive returns over the course of a full business cycle.

October 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. Each index reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.The Russell 1000
Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The indices do not take into account fees and expenses to which the fund is subject.
3	Standard & Poor s®, S&P®, S&P 500® and STARS® are registered trademarks of
Standard & Poor s Financial Services LLC., and have been licensed for use on behalf of the fund.
The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor s and its affiliates and Standard & Poor s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund s prospectus or talk to your financial adviser.

Review your fund s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P STARS Fund from April 1, 2009 to September 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2009

	Class A	Class B	Class C	Class I

Expenses paid per $1,000	$ 8.58	$ 13.84	$ 12.60	$ 6.89
Ending value (after expenses)	$1,267.80	$1,262.20	$1,263.60	$1,270.00

COMPARING YOUR FUND S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2009

	Class A	Class B	Class C	Class I

Expenses paid per $1,000	$ 7.64	$ 12.31	$ 11.21	$ 6.12
Ending value (after expenses)	$1,017.50	$1,012.84	$1,013.94	$1,019.00

Expenses are equal to the fund s annualized expense ratio of 1.51% for Class A, 2.44% for Class B, 2.22% for
Class C and 1.21% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS September 30, 2009 (Unaudited)

Common Stocks 100.0%	Shares	Value ($)

Consumer Discretionary 6.6%
Coach	150,000	4,938,000
DeVry	80,000	4,425,600
Family Dollar Stores	143,000 [a]	3,775,200
GameStop, Cl. A	200,000 [a,b]	5,294,000
McDonald s	67,700	3,863,639
		22,296,439
Consumer Staples 11.7%
Coca-Cola	121,250	6,511,125
Colgate-Palmolive	72,000	5,492,160
CVS Caremark	233,890	8,359,229
General Mills	50,000	3,219,000
PepsiCo	30,000	1,759,800
Procter & Gamble	142,000	8,224,640
Wal-Mart Stores	120,000	5,890,800
		39,456,754
Energy 15.1%
Apache	60,000	5,509,800
Chevron	116,780	8,224,815
ConocoPhillips	139,790	6,312,916
Exxon Mobil	90,000	6,174,900
Noble	274,000	10,401,040
Transocean	96,220 [b]	8,229,697
XTO Energy	147,000	6,074,040
		50,927,208
Financial 15.0%
Chubb	145,000	7,309,450
Citigroup	800,000	3,872,000
Goldman Sachs Group	19,000	3,502,650
JPMorgan Chase & Co.	225,000	9,859,500
People s United Financial	393,600	6,124,416
Simon Property Group	100,210	6,957,599
Travelers Cos.	160,000	7,876,800
Wells Fargo & Co.	185,000	5,213,300
		50,715,715

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care 12.9%
Abbott Laboratories	70,000	3,462,900
C.R. Bard	20,000	1,572,200
Celgene	83,000 [b]	4,639,700
Cephalon	60,000 [a,b]	3,494,400
Express Scripts	80,000 [b]	6,206,400
Genzyme	90,000 [b]	5,105,700
Gilead Sciences	181,000 [b]	8,430,980
Johnson & Johnson	114,380	6,964,598
St. Jude Medical	100,000 [b]	3,901,000
		43,777,878
Industrial 7.1%
C.H. Robinson Worldwide	90,000	5,197,500
Fastenal	100,000 [a]	3,870,000
General Electric	245,000	4,022,900
Jacobs Engineering Group	105,000 [a,b]	4,824,750
United Technologies	100,000	6,093,000
		24,008,150
Information Technology 22.5%
Accenture, Cl. A	100,000	3,727,000
Activision Blizzard	260,000 [b]	3,221,400
Apple	60,000 [b]	11,122,200
Applied Materials	255,000	3,417,000
Cisco Systems	220,000 [b]	5,178,800
eBay	230,000 [b]	5,430,300
Google, Cl. A	11,000 [b]	5,454,350
Hewlett-Packard	148,270	6,999,827

8

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Intel	250,000	4,892,500
International Business Machines	68,000	8,133,480
MasterCard, Cl. A	26,000 [a]	5,255,900
Microsoft	300,000	7,767,000
Oracle	260,000	5,418,400
		76,018,157
Materials 1.4%
Crown Holdings	175,000 [b]	4,760,000
Telecommunication Services 3.7%
American Tower, Cl. A	150,000 [b]	5,460,000
AT & T	268,570	7,254,076
		12,714,076
Utilities 4.0%
AES	250,000 [b]	3,705,000
Entergy	44,000	3,513,840
FPL Group	70,000	3,866,100
ONEOK	70,000	2,563,400
		13,648,340
Total Common Stocks
(cost $345,987,593)		338,322,717

Other Investment .5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,601,000)	1,601,000 [c]	1,601,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned 6.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $20,442,304)	20,442,304 [c]	20,442,304

Total Investments (cost $368,030,897)	106.5%	360,366,021
Liabilities, Less Cash and Receivables	(6.5%)	(22,129,750)
Net Assets	100.0%	338,236,271

a All or a portion of these securities are on loan.At September 30, 2009, the total market value of the fund s securities on loan is $19,821,230 and the total market value of the collateral held by the fund is $20,442,304.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)

	Value (%)		Value (%)

Information Technology	22.5	Consumer Discretionary	6.6
Energy	15.1	Money Market Investments	6.5
Financial	15.0	Utilities	4.0
Health Care	12.9	Telecommunication Services	3.7
Consumer Staples	11.7	Materials	1.4
Industrial	7.1		106.5

Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES September 30, 2009 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities See Statement of Investments (including securities on loan, valued at $19,821,230) Note 1(b):
Unaffiliated issuers		345,987,593		338,322,717
Affiliated issuers		22,043,304		22,043,304
Dividends and interest receivable				198,622
Receivable for shares of Beneficial Interest subscribed				16,098
Prepaid expenses				40,488
				360,621,229
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 3(c)				456,483
Cash overdraft due to Custodian				284,532
Liability for securities on loan Note 1(b)				20,442,304
Payable for shares of Beneficial Interest redeemed				719,886
Payable for licence fee				125,303
Accrued expenses				356,450
				22,384,958
Net Assets ($)				338,236,271
Composition of Net Assets ($):
Paid-in capital			1,039,626,291
Accumulated undistributed investment (loss) net				(114,426)
Accumulated net realized gain (loss) on investments			(693,610,718)
Accumulated net unrealized appreciation
(depreciation) on investments				(7,664,876)
Net Assets ($)				338,236,271

Net Asset Value Per Share
	Class A	Class B	Class C	Class I

Net Assets ($)	226,971,073	21,983,391	85,070,739	4,211,068
Shares Outstanding	10,137,340	1,064,713	4,107,762	176,954
Net Asset Value Per Share ($)	22.39	20.65	20.71	23.80

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,734,482
Affiliated issuers	3,414
Income from securities lending	22,885
Total Income	2,760,781
Expenses:
Management fee Note 3(a)	1,139,129
Shareholder servicing costs Note 3(c)	1,067,556
Distribution fees Note 3(b)	412,251
License fee Note 3(a)	244,117
Prospectus and shareholders reports	57,861
Professional fees	36,765
Registration fees	26,727
Trustees fees and expenses Note 3(d)	15,842
Loan commitment fees Note 2	2,459
Custodian fees Note 3(c)	1,938
Interest expense Note 2	29
Miscellaneous	19,273
Total Expenses	3,023,947
Less reduction in management fee
due to undertaking Note 3(a)	(107,333)
Less reduction in fees due to
earnings credits Note 1(b)	(41,407)
Net Expenses	2,875,207
Investment (Loss) Net	(114,426)
Realized and Unrealized Gain (Loss) on Investments Note 4 ($):
Net realized gain (loss) on investments	(16,548,932)
Net unrealized appreciation (depreciation) on investments	92,797,375
Net Realized and Unrealized Gain (Loss) on Investments	76,248,443
Net Increase in Net Assets Resulting from Operations	76,134,017

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009[a]

Operations ($):
Investment (loss) net	(114,426)	(1,103,877)
Net realized gain (loss) on investments	(16,548,932)	(124,880,465)
Net unrealized appreciation
(depreciation) on investments	92,797,375	(121,761,720)
Net Increase (Decrease) in Net Assets
Resulting from Operations	76,134,017	(247,746,062)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	19,576,690	176,088,101
Class B Shares	92,330	208,938
Class C Shares	1,159,195	1,906,285
Class I Shares	37,307	3,623,918
Class T Shares		2,899,623
Cost of shares redeemed:
Class A Shares	(30,616,054)	(76,523,223)
Class B Shares	(20,091,123)	(72,784,650)
Class C Shares	(8,411,177)	(32,809,601)
Class I Shares	(720,818)	(96,607,450)
Class T Shares		(171,707,743)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(38,973,650)	(265,705,802)
Total Increase (Decrease) in Net Assets	37,160,367	(513,451,864)
Net Assets ($):
Beginning of Period	301,075,904	814,527,768
End of Period	338,236,271	301,075,904
Undistributed investment (loss) net	(114,426)

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009[a]

Capital Share Transactions:
Class Ab,c
Shares sold	966,833	8,877,688
Shares redeemed	(1,510,647)	(3,188,202)
Net Increase (Decrease) in Shares Outstanding	(543,814)	5,689,486
Class Bb
Shares sold	4,818	9,941
Shares redeemed	(1,074,491)	(3,145,670)
Net Increase (Decrease) in Shares Outstanding	(1,069,673)	(3,135,729)
Class C
Shares sold	60,604	87,755
Shares redeemed	(446,583)	(1,479,190)
Net Increase (Decrease) in Shares Outstanding	(385,979)	(1,391,435)
Class I
Shares sold	1,738	126,523
Shares redeemed	(33,824)	(4,051,290)
Net Increase (Decrease) in Shares Outstanding	(32,086)	(3,924,767)
Class Tc
Shares sold		115,582
Shares redeemed		(8,687,161)
Net Increase (Decrease) in Shares Outstanding		(8,571,579)

a Effective as of the close of business on Febraury 4, 2009, the fund no longer offers Class T shares.
b During the period ended September 30, 2009, 484,137 Class B shares representing $8,779,809, were automatically converted to 447,978 Class A shares and during the period ended March 31, 2009, 1,671,432
Class B shares representing $38,442,535, were automatically converted to 1,557,805 Class A shares.
c On the close of business on February 4, 2009, 6,491,792 Class T shares representing $117,890,939 were converted to 6,417,580 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund s financial statements.

Six Months Ended
September 30, 2009			Year Ended March 31,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	17.66	28.79	32.75	30.78	25.60	22.28
Investment Operations:
Investment income (loss) net[b]	.02	.06	(.13)	(.10)	(.11)	(.08)
Net realized and unrealized
gain (loss) on investments	4.71	(11.19)	(3.83)	2.07	5.29	3.40
Total from Investment Operations	4.73	(11.13)	(3.96)	1.97	5.18	3.32
Net asset value, end of period	22.39	17.66	28.79	32.75	30.78	25.60
Total Return (%)[c]	26.78[d]	(38.66)	(12.09)	6.40	20.24	14.90[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.60[e]	1.47	1.28	1.25	1.21	1.28[d]
Ratio of net expenses
to average net assets	1.51[e]	1.36	1.23	1.24	1.21[f]	1.28[d,f]
Ratio of net investment income
(loss) to average net assets	.18[e]	.24	(.39)	(.31)	(.40)	(.44)[d]
Portfolio Turnover Rate	16.68[d]	61.37	132.79	123.41	123.11	140.38
Net Assets, end of period
($ x 1,000)	226,971	188,585	143,729	102,515	35,578	7,790

a	From May 1, 2004 (commencement of operations) to March 31, 2005.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2009			Year Ended March 31,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	16.36	26.94	30.90	29.28	24.54	22.58
Investment Operations:
Investment (loss) net[b]	(.06)	(.18)	(.38)	(.35)	(.32)	(.24)
Net realized and unrealized
gain (loss) on investments	4.35	(10.40)	(3.58)	1.97	5.06	2.20
Total from Investment Operations	4.29	(10.58)	(3.96)	1.62	4.74	1.96
Net asset value, end of period	20.65	16.36	26.94	30.90	29.28	24.54
Total Return (%)[c]	26.22[d]	(39.27)	(12.84)	5.57	19.32	8.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.54[e]	2.31	2.11	2.10	2.10	2.10
Ratio of net expenses
to average net assets	2.44[e]	2.20	2.06	2.09	2.00	2.02
Ratio of net investment (loss)
to average net assets	(.72)[e]	(.79)	(1.23)	(1.21)	(1.21)	(1.03)
Portfolio Turnover Rate	16.68[d]	61.37	132.79	123.41	123.11	140.38
Net Assets, end of period
($ x 1,000)	21,983	34,919	141,979	269,747	357,315	366,711

a Represents information for Class B shares of the fund s predecessor, Bear Stearns S&P STARS Portfolio, through
April 30, 2004.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

16

Six Months Ended
September 30, 2009			Year Ended March 31,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	16.39	26.95	30.89	29.26	24.53	22.56
Investment Operations:
Investment (loss) net[b]	(.05)	(.15)	(.36)	(.34)	(.32)	(.24)
Net realized and unrealized
gain (loss) on investments	4.37	(10.41)	(3.58)	1.97	5.05	2.21
Total from Investment Operations	4.32	(10.56)	(3.94)	1.63	4.73	1.97
Net asset value, end of period	20.71	16.39	26.95	30.89	29.26	24.53
Total Return (%)[c]	26.36[d]	(39.18)	(12.76)	5.57	19.28	8.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.31[e]	2.23	2.05	2.07	2.08	2.08
Ratio of net expenses
to average net assets	2.22[e]	2.12	2.00	2.06	2.00	2.02
Ratio of net investment (loss)
to average net assets	(.52)[e]	(.65)	(1.17)	(1.18)	(1.21)	(1.03)
Portfolio Turnover Rate	16.68[d]	61.37	132.79	123.41	123.11	140.38
Net Assets, end of period
($ x 1,000)	85,071	73,655	158,580	222,114	255,990	252,671

a Represents information for Class C shares of the fund s predecessor, Bear Stearns S&P STARS Portfolio, through
April 30, 2004.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2009			Year Ended March 31,

Class I Shares	(Unaudited)	2009	2008[a]	2007	2006	2005[b]

Per Share Data ($):
Net asset value,
beginning of period	18.74	30.42	34.48	32.30	26.77	24.36
Investment Operations:
Investment income (loss) net[c]	.05	.12	(.01)	(.01)	(.03)	.02
Net realized and unrealized
gain (loss) on investments	5.01	(11.80)	(4.05)	2.19	5.56	2.39
Total from Investment Operations	5.06	(11.68)	(4.06)	2.18	5.53	2.41
Net asset value, end of period	23.80	18.74	30.42	34.48	32.30	26.77
Total Return (%)	27.00[d]	(38.40)	(11.78)	6.75	20.66	9.89
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.31[e]	.96	.92	.93	.92	.94
Ratio of net expenses
to average net assets	1.21[e]	.85	.87	.93[f]	.91	.92
Ratio of net investment income
(loss) to average net assets	.49[e]	.44	(.03)	(.05)	(.12)	.07
Portfolio Turnover Rate	16.68[d]	61.37	132.79	123.41	123.11	140.38
Net Assets, end of period
($ x 1,000)	4,211	3,917	125,761	151,892	153,021	177,668

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Represents information for ClassY shares of the fund s predecessor, Bear Stearns S&P STARS Portfolio, through
April 30, 2004.
c Based on average shares outstanding at each month end.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 Significant Accounting Policies:

Dreyfus S&P STARS Fund (the fund ) is a separate non-diversified series of Dreyfus Manager Funds I (the Company ), which is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company and operates as a series company that offers three series, including the fund. The fund s investment objective seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index. The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ( BNY Mellon ), serves as the fund s investment adviser.

MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of the Manager is the distributor of the fund s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ( CDSC ) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may

20

value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

These inputs are summarized in the three broad levels listed below:

Level 1 unadjusted quoted prices in active markets for
identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund s investments:

		Level 2 Other	Level 3
	Level 1	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Equity Securities
Domestic	338,322,717			338,322,717
Mutual Funds	22,043,304			22,043,304
Other Financial
Instruments
Liabilities ($)
Other Financial
Instruments

See Statement of Investments for industry classification.
Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,

22

the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2009, The Bank of New York Mellon earned $9,808 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as affiliated in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended September 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $600,559,203 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2009. If not applied, $385,319,986 the carryover expires in fiscal 2011, $124,869,671 expires in fiscal 2012 and $90,369,546 expires in fiscal 2017.

NOTE 2 Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit provided by The Bank of New York Mellon (the BNYM Facility ) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the BNYM Facility limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the BNYM Facility. Effective October 14, 2009, the fund participates with other Dreyfus-managed funds in a $215 million unsecured credit facility led by Citibank, N.A. and will also continue participation in the BNYM Facility.

The average amount of borrowings outstanding under the BNYM Facility during the period ended September 30, 2009, was approximately $6,200 with a related weighted average annualized interest rate of .93%.

24

NOTE 3 Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund s average daily net assets and is payable monthly.The Manager has agreed to waive receipt of a portion of the fund s management fee, in the amount of .10% of the value of the fund s average daily net assets from April 1, 2009 through August 1, 2009.The reduction in management fee, pursuant to the undertaking, amounted to $107,333 during the period ended September 30, 2009.

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund s average daily net assets for the use of certain of Standard & Poor s proprietary tradenames and trademarks.

During the period ended September 30, 2009, the Distributor retained $3,443 from commissions earned on sales of the fund s Class A shares and $15,574 and $758 from CDSCs on redemptions of the fund s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the Plan ) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended September 30, 2009, Class B and Class C shares were charged $109,273 and $302,978, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the mainte-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

nance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2009, Class A, Class B and Class C and Class shares were charged $264,264, $36,424 and $100,993, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2009, the fund was charged $302,394 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2009, the fund was charged $41,407 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2009, the fund was charged $1,938 pursuant to the custody agreement.

During the period ended September 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $194,142, Rule 12b-1 distribution plan fees $65,785, shareholder services plan fees $68,481, custodian fees $15,602, chief compliance officer fees $3,341 and transfer agency per account fees $109,132.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

NOTE 4 Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2009, amounted to $53,176,676 and $82,421,478, respectively.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

At September 30, 2009, accumulated net unrealized depreciation on investments was $7,664,876, consisting of $30,645,573 gross unrealized appreciation and $38,310,449 gross unrealized depreciation.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5 Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 27

NOTES

Save time. Save paper. View your next shareholder report online as soon as it s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund s Expenses

6	Comparing Your Fund s Expenses With Those of Other Funds

7	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

16	Financial Highlights

20	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus S&P STARS Opportunities Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P STARS Opportunities Fund, covering the six-month period from April 1, 2009, through September 30, 2009.

While the end of the recession will not be officially declared over for months, evidence suggests that the economy has turned a corner, including inventory rebuilding among manufacturers and improvements in home sales and prices. These indicators continue to help fuel an impressive stock market bounce off of March lows. Since then, the best returns were generated by the most beaten-down securities and by smaller-cap securities. Momentum may keep these stocks rallying for a time, but the fundamental case for future gains seems to depend on an actual acceleration of economic activity.

Currently, in our judgment, the financial markets appear poised to enter into a new phase in which underlying fundamentals of individual companies and industry groups, not bargain hunting, are likely to drive investment returns. Of course, the best strategy for your portfolio depends not only on your view of the economy s direction, but on your current financial needs, future goals and attitudes toward risk. Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against unexpected economic developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation October 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of April 1, 2009, through September 30, 2009, as provided by Fred A. Kuehndorf, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended September 30, 2009, Dreyfus S&P STARS Opportunities Fund s Class A shares produced a total return of 26.13%, Class B shares returned 25.65%, Class C shares returned 25.70% and Class I shares returned 26.34%.1,2 In comparison, the fund s benchmark, the S&P MidCap 400 Index, produced a total return of 42.47% for the same period.3

A sustained rally during the reporting period stood in stark contrast to previous steep declines, as economic conditions stabilized in the wake of a global financial crisis. The fund produced lower returns than its benchmark, primarily due to its focus on higher-quality companies at a time when more speculative stocks led the rebound.

The Fund s Investment Approach

The fund seeks long-term capital appreciation by investing at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor s (S&P) analysts according to the Standard & Poor s STock Appreciation Ranking System (or STARS). S&P s research staff analyzes and ranks the stocks of approximately 1,500 issuers. We will principally use STARS to identify stocks in the highest two categories (four and five STARS) for purchase. The fund may, at times, short-sell securities in the lowest two categories (one and two STARS). When selecting investments, we analyze the stocks ranked by S&P analysts and select those that we believe have the best potential for capital appreciation. We consider various factors, including market segment, industry, earnings history, price-to-earnings ratio and management.

Equity Markets Rebounded Sharply

In the months before the start of the reporting period, a global financial crisis nearly led to the collapse of the worldwide banking system. In addition, rising unemployment, declining housing markets and plunging consumer confidence produced the most severe recession since the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

1930s.These influences fueled a bear market that drove midcap stocks to multi-year lows during the first quarter of 2009.

Market sentiment began to improve in March, when it became clearer that aggressive remedial actions by government and monetary authorities including historically low short-term interest rates, rescues of troubled corporations and massive injections of liquidity into the banking system had helped repair the world s credit markets. Subsequently, evidence of economic stabilization also helped propel stocks higher through the reporting period s end.

Five-STARS Stocks Lagged in Market Rebound

While the growth stocks on which the fund focuses rebounded to a substantial degree during the reporting period,the market rally was dominated by lower-quality stocks that had been severely punished during the downturn. Because the STARS rating system awards higher rankings to companies with strong levels of free cash flow and other quality characteristics, the fund held relatively few of the market s top performers.

Nonetheless, the fund invested in a number of stocks that produced attractive returns over the reporting period. Relative results were particularly strong in the utilities sector, where electricity producer AES Corp. more than doubled in value. In the traditionally defensive consumer staples sector, our stock selection strategy identified a number of companies that produced above-average returns. Among them was bottler PepsiAmericas, which was the target of an acquisition offer from PepsiCo.

Disappointments during the reporting period included the consumer discretionary sector, where an emphasis on traditionally defensive companies subtracted from the fund s relative performance. For example, budget retailer Family Dollar Stores had performed well during the downturn, but the stock lagged during the rally when investors turned toward more aggressive investments. In addition, video games seller GameStop fared relatively poorly despite its five-STARS ranking.Casual dining chain Burger King also detracted from relative performance due to poor timing in the sale of the stock after the company failed to see increased demand among budget-conscious consumers during the downturn. In the health care sector, where the debate over health care reform injected a degree of uncertainty, biotechnology company Gilead

4

Sciences and medical devices maker CR Bard also failed to keep pace with their lower-quality counterparts. An investment in regional bank People s United Financial and lack of exposure to rallying real estate investment trusts weighed on relative performance in the financials sector. Finally, among industrial stocks, risk management solutions provider Dun & Bradstreet reported lower-than-expected quarterly earnings.

Seeking Growth Opportunities in a Mild Recovery

Despite expectations of a sub-par economic recovery, we have continued to seek growth opportunities among midcap stocks. However, we have maintained a somewhat cautious posture, as the market s robust rally may reflect excessive optimism compared to actual economic conditions over the near term.Therefore, we have maintained the fund s focus on higher-quality companies that have received four- and five-STAR rankings from Standard & Poor s. We have complemented those core holdings with stocks that, after extensive fundamental analysis, we regard as attractive growth opportunities for the longer term.In our judgment,these higher-quality investments should produce competitive returns over the course of a full business cycle.

October 15, 2009

Standard & Poor s®, S&P®, S&P 500® and STARS® are registered trademarks of
Standard & Poor s Financial Services LLC., and have been licensed for use on behalf of the fund.
The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor s and its affiliates and Standard & Poor s and its affiliates make no representation regarding the advisability of investing in the fund.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 17, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund s returns would have been lower.
2	The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.
3	SOURCE: LIPPER INC. Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market.

The Fund 5

UNDERSTANDING YOUR FUND S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund s prospectus or talk to your financial adviser.

Review your fund s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P Stars Opportunities Fund from April 1, 2009 to September 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2009

	Class A	Class B	Class C	Class I

Expenses paid per $1,000	$ 7.37	$ 11.48	$ 11.60	$ 5.96
Ending value (after expenses)	$1,261.30	$1,256.50	$1,257.00	$1,263.40

COMPARING YOUR FUND S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2009

	Class A	Class B	Class C	Class I

Expenses paid per $1,000	$ 6.58	$ 10.25	$ 10.35	$ 5.32
Ending value (after expenses)	$1,018.55	$1,014.89	$1,014.79	$1,019.80

Expenses are equal to the fund s annualized expense ratio of 1.30% for Class A, 2.03% for Class B, 2.05% for
Class C, and 1.05% for Class I, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS September 30, 2009 (Unaudited)

Common Stocks 100.3%	Shares	Value ($)

Consumer Discretionary 15.6%
Advance Auto Parts	110,000	4,320,800
Aeropostale	150,000 [a,b]	6,520,500
American Eagle Outfitters	80,000	1,348,800
Chico s FAS	100,000 [a,b]	1,300,000
Coach	193,000	6,353,560
Dollar Tree	21,000 [b]	1,022,280
Family Dollar Stores	162,000 [a]	4,276,800
GameStop, Cl. A	170,000 [a,b]	4,499,900
ITT Educational Services	7,600 [a,b]	839,116
Toll Brothers	50,000 [a,b]	977,000
Under Armour, Cl. A	93,000 [a,b]	2,588,190
		34,046,946
Consumer Staples .5%
BJ s Wholesale Club	15,000 [a,b]	543,300
Universal	14,000 [a]	585,480
		1,128,780
Energy 6.6%
FMC Technologies	20,000 [a,b]	1,044,800
Mariner Energy	193,000 [b]	2,736,740
Noble	163,000	6,187,480
XTO Energy	109,000	4,503,880
		14,472,900
Financial 14.2%
Cullen/Frost Bankers	50,000 [a]	2,582,000
Everest Re Group	50,000	4,385,000
Fortress Investment Group	550,000 [a,b]	2,860,000
HCC Insurance Holdings	23,700 [a]	648,195
Hudson City Bancorp	420,000	5,523,000
IntercontinentalExchange	11,000 [b]	1,069,090
Invesco	150,000	3,414,000
Nasdaq OMX Group	20,000 [b]	421,000
Nationwide Health Properties	26,000	805,740
People s United Financial	382,000 [a]	5,943,920

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
UDR	165,000	2,597,100
Westamerica Bancorporation	13,000 [a]	676,000
		30,925,045
Health Care 17.4%
C.R. Bard	21,000	1,650,810
Celgene	107,000 [b]	5,981,300
Cephalon	64,000 [a,b]	3,727,360
Edwards Lifesciences	40,000 [b]	2,796,400
Express Scripts	3,900 [b]	302,562
Gilead Sciences	130,000 [b]	6,055,400
Life Technologies	151,000 [b]	7,029,050
Mylan	250,000 [a,b]	4,002,500
Universal Health Services, Cl. B	11,000	681,230
Vertex Pharmaceuticals	150,000 [a,b]	5,685,000
		37,911,612
Industrial 18.3%
AGCO	14,250 [a,b]	393,728
Brink s	10,100	271,791
C.H. Robinson Worldwide	133,000 [a]	7,680,750
Dun & Bradstreet	8,000	602,560
Fastenal	142,000 [a]	5,495,400
Flowserve	86,000	8,474,440
Fluor	6,000	305,100
Goodrich	56,000	3,043,040
Jacobs Engineering Group	124,000 [a,b]	5,697,800
Landstar System	107,000	4,072,420
Stericycle	10,000 [b]	484,500
W.W. Grainger	38,000	3,395,680
		39,917,209

8

Common Stocks (continued)	Shares	Value ($)

Information Technology 15.3%
Amdocs	95,000 [b]	2,553,600
AU Optronics, ADR	430,540 [a]	4,167,627
Computer Sciences	9,800 [b]	516,558
Global Payments	120,000	5,604,000
Harris	60,000	2,256,000
Harris Stratex Networks, Cl. A	35,523 [b]	248,661
Linear Technology	130,000 [a]	3,591,900
Microchip Technology	190,000 [a]	5,035,000
Nice Systems, ADR	115,000 [b]	3,500,600
Sybase	134,000 [a,b]	5,212,600
Tech Data	19,000 [a,b]	790,590
		33,477,136
Materials 5.6%
Crown Holdings	198,000 [b]	5,385,600
FMC	108,000 [a]	6,075,000
Minerals Technologies	13,700	651,572
		12,112,172
Telecommunication
Services 3.4%
Crown Castle International	147,000 [b]	4,609,920
Frontier Communications	381,000	2,872,740
		7,482,660
Utilities 3.4%
AES	170,000 [b]	2,519,400
ONEOK	117,000	4,284,540
UGI	21,000	526,260
		7,330,200
Total Common Stocks
(cost $192,959,312)		218,804,660

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned 24.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $53,080,815)	53,080,815 [c]	53,080,815

Total Investments (cost $246,040,127)	124.6%	271,885,475
Liabilities, Less Cash and Receivables	(24.6%)	(53,805,548)
Net Assets	100.0%	218,079,927

ADR American Depository Receipts

a All or a portion of these securities are on loan.At September 30, 2009, the total market value of the fund s securities on loan is $51,656,368 and the total market value of the collateral held by the fund is $53,080,815.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)

	Value (%)		Value (%)

Money Market Investments	24.3	Energy	6.6
Industrial	18.3	Materials	5.6
Health Care	17.4	Telecommunication Services	3.4
Consumer Discretionary	15.6	Utilities	3.4
Information Technology	15.3	Consumer Staples	.5
Financial	14.2		124.6

Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES September 30, 2009 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities See Statement of Investments (including securities on loan, valued at $51,656,368) Note 1(b):
Unaffiliated issuers			192,959,312	218,804,660
Affiliated issuers			53,080,815	53,080,815
Receivable for investment securities sold				1,186,617
Dividends and interest receivable				155,030
Receivable for shares of Beneficial Interest subscribed				75,643
Prepaid expenses				24,304
				273,327,069
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 3(c)				205,582
Cash overdraft due to Custodian				363,205
Liability for securities on loan Note 1(b)				53,080,815
Payable for shares of Beneficial Interest redeemed				909,355
Bank loan payable				445,000
Payable for licence fee				83,542
Interest payable Note 2				65
Accrued expenses				159,578
				55,247,142
Net Assets ($)				218,079,927
Composition of Net Assets ($):
Paid-in capital				274,314,972
Accumulated undistributed investment income net				206,524
Accumulated net realized gain (loss) on investments				(82,286,917)
Accumulated net unrealized appreciation
(depreciation) on investments				25,845,348
Net Assets ($)				218,079,927

Net Asset Value Per Share
	Class A	Class B	Class C	Class I

Net Assets ($)	131,074,491	8,272,579	35,591,806	43,141,051
Shares Outstanding	7,338,751	487,986	2,097,459	2,348,954
Net Asset Value Per Share ($)	17.86	16.95	16.97	18.37

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $20,463 foreign taxes withheld at source):
Unaffiliated issuers	1,581,153
Affiliated issuers	4,146
Income from securities lending	159,735
Total Income	1,745,034
Expenses:
Management fee Note 3(a)	790,029
Shareholder servicing costs Note 3(c)	567,742
Distribution fees Note 3(b)	176,293
License fee Note 3(a)	169,274
Prospectus and shareholders reports	49,098
Professional fees	31,463
Registration fees	20,429
Custodian fees Note 3(c)	11,158
Trustees fees and expenses Note 3(d)	10,750
Interest expense Note 2	862
Loan commitment fees Note 2	506
Miscellaneous	15,792
Total Expenses	1,843,396
Less reduction in management fee
due to undertaking Note 3(a)	(245,964)
Less reduction in fees due to
earnings credits Note 1(b)	(14,361)
Net Expenses	1,583,071
Investment Income Net	161,963
Realized and Unrealized Gain (Loss) on Investments Note 4 ($):
Net realized gain (loss) on investments	(11,014,997)
Net unrealized appreciation (depreciation) on investments	62,994,167
Net Realized and Unrealized Gain (Loss) on Investments	51,979,170
Net Increase in Net Assets Resulting from Operations	52,141,133

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009[a]

Operations ($):
Investment income (loss) net	161,963	(457,634)
Net realized gain (loss) on investments	(11,014,997)	(54,972,754)
Net unrealized appreciation
(depreciation) on investments	62,994,167	(67,686,820)
Net Increase (Decrease) in Net Assets
Resulting from Operations	52,141,133	(123,117,208)
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares		(7,348)
Class B Shares		(725)
Class C Shares		(3,071)
Class I Shares		(3,219)
Class T Shares		(946)
Total Dividends		(15,309)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	15,261,805	73,359,154
Class B Shares	139,801	4,496,114
Class C Shares	2,106,055	12,316,262
Class I Shares	5,362,290	35,527,445
Class T Shares		2,498,431
Net assets received in connection
with reorganization Note 1		45,653,673

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009[a]

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares		6,898
Class B Shares		657
Class C Shares		1,497
Class I Shares		1,775
Class T Shares		856
Cost of shares redeemed:
Class A Shares	(32,629,387)	(52,379,433)
Class B Shares	(3,300,642)	(6,168,255)
Class C Shares	(9,781,107)	(22,407,514)
Class I Shares	(26,023,543)	(10,387,325)
Class T Shares		(16,349,571)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(48,864,728)	66,170,664
Total Increase (Decrease) in Net Assets	3,276,405	(56,961,853)
Net Assets ($):
Beginning of Period	214,803,522	271,765,375
End of Period	218,079,927	214,803,522
Undistributed investment income net	206,524	44,561

14

Six Months Ended
September 30, 2009		Year Ended
	(Unaudited)	March 31, 2009[a]

Capital Share Transactions:
Class Ab,c
Shares sold	959,346	3,402,077
Shares issued in connection with reorganization Note 1		2,105,427
Shares issued for dividends reinvested		493
Shares redeemed	(2,000,713)	(3,050,808)
Net Increase (Decrease) in Shares Outstanding	(1,041,367)	2,457,189
Class Bb
Shares sold	9,149	55,117
Shares issued in connection with reorganization Note 1		208,031
Shares issued for dividends reinvested		49
Shares redeemed	(214,062)	(348,921)
Net Increase (Decrease) in Shares Outstanding	(204,913)	(85,724)
Class C
Shares sold	137,880	465,117
Shares issued in connection with reorganization Note 1		298,291
Shares issued for dividends reinvested		112
Shares redeemed	(610,989)	(1,340,612)
Net Increase (Decrease) in Shares Outstanding	(473,109)	(577,092)
Class I
Shares sold	331,234	2,094,868
Shares issued in connection with reorganization Note 1		429,131
Shares issued for dividends reinvested		124
Shares redeemed	(1,566,761)	(591,366)
Net Increase (Decrease) in Shares Outstanding	(1,235,527)	1,932,757
Class Tc
Shares sold		110,881
Shares issued in connection with reorganization Note 1		22,260
Shares issued for dividends reinvested		62
Shares redeemed		(1,046,563)
Net Increase (Decrease) in Shares Outstanding		(913,360)

a Effective as of the close of business on Febraury 4, 2009, the fund no longer offers Class T shares.
b During the period ended September 30, 2009, 52,107 Class B shares representing $795,352, were automatically converted to 49,576 Class A shares and during the period ended March 31, 2009, 95,982 Class B shares representing $1,751,226, were automatically converted to 91,822 Class A shares.
c On the close of business on February 4, 2009, 787,121 Class T shares representing $11,240,087 were converted to 783,281 Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund s financial statements.

Six Months Ended
September 30, 2009			Year Ended March 31,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	14.16	22.09	23.21	22.87	17.21	14.40
Investment Operations:
Investment income (loss) net[b]	.02	.00[c]	(.14)	(.13)	(.13)	(.11)
Net realized and unrealized
gain (loss) on investments	3.68	(7.93)	(.43)	.79	5.98	2.92
Total from Investment Operations	3.70	(7.93)	(.57)	.66	5.85	2.81
Distributions:
Dividends from net realized
gain on investments		(.00)[c]	(.55)	(.32)	(.19)
Net asset value, end of period	17.86	14.16	22.09	23.21	22.87	17.21
Total Return (%)[d]	26.13[e]	(35.89)	(2.79)	3.05	34.18	19.51[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.53[f]	1.42	1.32	1.37	1.43	1.29[e]
Ratio of net expenses
to average net assets	1.30[f]	1.34	1.32[g]	1.37[g]	1.43[g]	1.29[e,g]
Ratio of net investment income
(loss) to average net assets	.24[f]	.01	(.58)	(.59)	(.73)	(.71)[e]
Portfolio Turnover Rate	23.05[e]	61.21	38.78	48.55	32.78	66.27
Net Assets, end of period
($ x 1,000)	131,074	118,637	130,865	115,991	29,992	441

a	From May 1, 2004 (commencement of operations) to March 31, 2005.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

16

Six Months Ended
September 30, 2009			Year Ended March 31,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	13.49	21.22	22.49	22.33	16.90	15.04
Investment Operations:
Investment (loss) net[b]	(.04)	(.16)	(.32)	(.29)	(.26)	(.22)
Net realized and unrealized
gain (loss) on investments	3.50	(7.57)	(.40)	.77	5.88	2.22
Total from Investment Operations	3.46	(7.73)	(.72)	.48	5.62	2.00
Distributions:
Dividends from net realized
gain on investments		(.00)[c]	(.55)	(.32)	(.19)	(.14)
Net asset value, end of period	16.95	13.49	21.22	22.49	22.33	16.90
Total Return (%)[d]	25.65[e]	(36.42)	(3.50)	2.27	33.44	13.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.38[f]	2.27	2.09	2.16	2.26	2.41
Ratio of net expenses
to average net assets	2.03[f]	2.14	2.09[g]	2.15	2.00	1.95
Ratio of net investment (loss)
to average net assets	(.50)[f]	(.87)	(1.37)	(1.37)	(1.40)	(1.40)
Portfolio Turnover Rate	23.05[e]	61.21	38.78	48.55	32.78	66.27
Net Assets, end of period
($ x 1,000)	8,273	9,345	16,521	23,244	24,459	17,329

a Represents information for Class B shares of the fund s predecessor, Bear Stearns S&P STARS Opportunities
Portfolio, through April 30, 2004.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f Annualized.
g Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2009			Year Ended March 31,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	13.50	21.23	22.49	22.34	16.90	15.05
Investment Operations:
Investment (loss) net[b]	(.04)	(.15)	(.31)	(.28)	(.26)	(.22)
Net realized and unrealized
gain (loss) on investments	3.51	(7.58)	(.40)	.75	5.89	2.21
Total from Investment Operations	3.47	(7.73)	(.71)	.47	5.63	1.99
Distributions:
Dividends from net realized
gain on investments		(.00)[c]	(.55)	(.32)	(.19)	(.14)
Net asset value, end of period	16.97	13.50	21.23	22.49	22.34	16.90
Total Return (%)[d]	25.70[e]	(36.41)	(3.46)	2.22	33.50	13.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.21[f]	2.12	2.05	2.13	2.23	2.41
Ratio of net expenses
to average net assets	2.05[f]	2.08	2.05[g]	2.12	2.00	1.95
Ratio of net investment (loss)
to average net assets	(.51)[f]	(.81)	(1.31)	(1.34)	(1.38)	(1.46)
Portfolio Turnover Rate	23.05[e]	61.21	38.78	48.55	32.78	66.27
Net Assets, end of period
($ x 1,000)	35,592	34,706	66,835	64,081	29,057	11,398

a Represents information for Class C shares of the fund s predecessor, Bear Stearns S&P STARS Opportunities
Portfolio, through April 30, 2004.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f Annualized.
g Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

18

Six Months Ended
September 30, 2009			Year Ended March 31,

Class I Shares	(Unaudited)	2009	2008[a]	2007	2006	2005[b]

Per Share Data ($):
Net asset value,
beginning of period	14.54	22.65	23.75	23.34	17.48	15.41
Investment Operations:
Investment income (loss) net[c]	.04	.05	(.11)	(.09)	(.06)	(.08)
Net realized and unrealized
gain (loss) on investments	3.79	(8.16)	(.44)	.82	6.11	2.29
Total from Investment Operations	3.83	(8.11)	(.55)	.73	6.05	2.21
Distributions:
Dividends from net realized
gain on investments		(.00)[d]	(.55)	(.32)	(.19)	(.14)
Net asset value, end of period	18.37	14.54	22.65	23.75	23.34	17.48
Total Return (%)	26.34[e]	(35.80)	(2.60)	3.25	34.79	14.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.31[f]	1.24	1.17	1.15	1.18	1.44
Ratio of net expenses
to average net assets	1.05[f]	1.16	1.17[g]	1.15[g]	1.00	.99
Ratio of net investment income
(loss) to average net assets	.51[f]	.30	(.43)	(.38)	(.32)	(.51)
Portfolio Turnover Rate	23.05[e]	61.21	38.78	48.55	32.78	66.27
Net Assets, end of period
($ x 1,000)	43,141	52,116	37,414	30,544	11,442	401

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Represents information for ClassY shares of the fund s predecessor, Bear Stearns S&P STARS Opportunities
Portfolio, through April 30, 2004.
c Based on average shares outstanding at each month end.
d Amount represents less than $.01 per share.
e Not annualized.
f Annualized.
g Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 Significant Accounting Policies:

Dreyfus S&P STARS Opportunities Fund (the fund ) is a separate non-diversified series of Dreyfus Manager Funds I (the Company ), which is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company and operates as a series company that offers three series, including the fund.The fund s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ( BNY Mellon ), serves as the fund s investment adviser.

As of the close of business on December 17, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Midcap Stock Fund, a series of The Dreyfus/Laurel Funds, Inc. ( Midcap Stock ) were transferred to the fund in exchange for corresponding class of shares of Beneficial Interest of the fund of equal value. Shareholders of Class A, Class B, Class C, Class I and Class T shares of Midcap Stock received Class A, Class B, Class C, Class I and Class T shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Midcap Stock Fund at the time of the exchange. The net asset value of the fund s shares on the close of business December 17, 2008, after the reorganization was $14.96 for Class A, $14.28 for Class B, $14.30 for Class C, $15.35 for Class I and $14.89 for Class T shares, and a total of 2,105,427 Class A shares, 208,031 Class B shares, 298,291 Class C shares, 429,131 Class I shares and 22,260 Class T shares, representing net assets of $45,653,673 (including $23,332,022 net unrealized depreciation on investments) were issued to shareholders of Midcap Stock in the exchange. The exchange was a tax-free event to the Midcap Stock shareholders.

20

MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of the Manager is the distributor of the fund s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ( CDSC ) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures

22

contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

These inputs are summarized in the three broad levels listed below:

Level 1 unadjusted quoted prices in active markets for identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund s investments:

		Level 2 Other	Level 3
	Level 1	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Equity Securities
Domestic	211,136,433			211,136,433
Equity Securities
Foreign	7,668,227			7,668,227
Mutual Funds	53,080,815			53,080,815
Other Financial
Instruments
Liabilities ($)
Other Financial
Instruments

See Statement of Investments for industry classification.
Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund s

24

policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2009, The Bank of New York Mellon earned $53,245 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as affiliated in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended September 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $16,142,749 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2009. If not applied, $8,232,133 the carryover expires in fiscal 2015, $3,554,390 expires in fiscal 2016 and $4,356,226 expires in fiscal 2017.As a result of the fund s merger with Dreyfus Midcap Stock Fund, $11,786,523 of acquired capital losses are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2009 was as follows: long-term capital gains $15,309.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2 Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit provided by The Bank of New York Mellon (the BNYM Facility ) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the BNYM Facility limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the BNYM Facility. Effective October 14, 2009, the fund participates with other Dreyfus-managed funds in a $215 million unsecured credit facility led by Citibank, N.A. and will also continue participation in the BNYM Facility.

26

The average amount of borrowings outstanding under the BNYM Facility during the period ended September 30, 2009, was approximately $171,800 with a related weighted average annualized interest rate of 1.00%.

NOTE 3 Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, until December 17, 2009, to waive receipt of its fees and/or assume the expenses of the fund, so that the net operating expenses of Class A, Class B, Class C and Class I shares (excluding Rule 12b-1 fees, Shareholder service fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%.The reduction in management fee, pursuant to the undertaking, amounted to $245,964 during the period ended September 30, 2009.

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund s average daily net assets for the use of certain Standard & Poor s proprietary tradenames and trademarks.

During the period ended September 30, 2009, the Distributor retained $4,007 from commissions earned on sales of the fund s Class A shares and $7,679 and $4,081 from CDSCs on redemptions of the fund s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the Plan ) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C and shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended September 30, 2009, Class B and Class C shares were charged $34,040 and $142,253, respectively, pursuant to the Plan.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2009, Class A, Class B and Class C shares were charged $162,384, $11,347 and $47,418, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2009, the fund was charged $89,898 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2009, the fund was charged $14,361 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2009, the fund was charged $11,158 pursuant to the custody agreement.

During the period ended September 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $126,854, Rule 12b-1 distribution plan fees $28,623, shareholder ser-

28

vices plan fees $36,579, custodian fees $6,000, chief compliance officer fees $3,341 and transfer agency per account fees $36,760, which are offset against an expense reimbursement currently in effect in the amount of $32,575.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4 Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2009, amounted to $50,712,582 and $94,771,903, respectively.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

At September 30, 2009, accumulated net unrealized appreciation on investments was $25,845,348, consisting of $40,402,067 gross unrealized appreciation and $14,556,719 gross unrealized depreciation.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5 Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 29

Save time. Save paper. View your next shareholder report online as soon as it s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund s Expenses

6	Comparing Your Fund s Expenses With Those of Other Funds

7	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

16	Financial Highlights

20	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus Alpha Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Alpha Growth Fund, covering the six-month period from April 1, 2009, through September 30, 2009.

While the end of the recession will not be officially declared over for months, evidence suggests that the economy has turned a corner, including inventory rebuilding among manufacturers and improvements in home sales and prices. These indicators continue to help fuel an impressive stock market bounce off of March lows. Since then, the best returns were generated by the most beaten-down securities and by smaller-cap securities. Momentum may keep these stocks rallying for a time, but the fundamental case for future gains seems to depend on an actual acceleration of economic activity.

Currently, in our judgment, the financial markets appear poised to enter into a new phase in which underlying fundamentals of individual companies and industry groups, not bargain hunting, are likely to drive investment returns. Of course, the best strategy for your portfolio depends not only on your view of the economy s direction, but on your current financial needs, future goals and attitudes toward risk. Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against unexpected economic developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation October 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2009, through September 30, 2009, as provided by Warren Chiang, CFA; Prabhu Palani, CFA; and C.Wesley Boggs, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2009, Dreyfus Alpha Growth Fund s Class A shares produced a total return of 32.79%, Class B shares returned 32.17%, Class C shares returned 32.30% and Class I shares returned 32.83%.1 In comparison, the Standard & Poor s 500 Composite Stock Price Index (the S&P 500 Index ) produced a total return of 33.98%, and the Russell 1000 Growth Index returned 32.58% for the same period.2,3

After declining sharply due to the effects of a global recession and financial crisis, stocks rallied strongly during the reporting period when credit markets and economic conditions began to stabilize. The fund participated fully in the market s advance, producing returns that were roughly in line with its benchmarks as the valuation factors considered by the fund s investment process proved effective in the rebound.

The Fund s Investment Approach

The fund seeks capital appreciation by investing in stocks selected using one or more quantitative models.These models are designed to identify equity securities with attractive long-term relative valuations, sustainable earnings, and behavioral factors, such as stock buy-backs and analysts earnings revisions, that may indicate potential misvaluations.

We use the models systematically to select approximately 50 to 80 securities. Generally, we maintain the fund s sector concentrations in proportions that are similar to those of the Russell 1000 Growth Index. We periodically reapply our models and adjust the fund s holdings. Stocks no longer favored by the models are sold, and highly rated stocks are purchased. The fund s models are enhanced from time to time as suggested by our ongoing research efforts.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Stocks Rebounded Strongly from the 2008 Bear Market

In the months before the start of the reporting period, the U.S. stock market continued to decline steeply due to a severe recession characterized by rising unemployment, plunging housing prices and depressed consumer confidence. At the same time, the world was in the grip of a global financial crisis, in which massive investment losses led to the failures of major financial institutions and nearly caused the collapse of the global banking system.These influences fueled a severe bear market that drove stock market averages to multi-year lows by early March 2009.

Although economic fundamentals showed few signs of improvement at the time, market sentiment grew more optimistic by the start of the reporting period as aggressive remedial measures adopted by government and monetary authorities appeared to gain traction. Subsequently, evidence of potential economic improvement appeared in the housing and commodities markets. Bargain hunters bid beaten-down stock prices higher, fueling a sustained market rally that persisted through the reporting period s end.

Valuation Factors Drove Fund Performance

During the bear market, the valuation factors considered by our quantitative models had been relatively ineffective as inexpensive stocks continued to lose value under deteriorating macroeconomic conditions. In contrast, those valuation metrics worked far better during the reporting period, when stocks that had declined to historically low valuations led the market rebound. However, earnings quality and behavioral factors considered by our models proved less predictive of changes in stock prices during the reporting period.

Our stock selection process identified a number of strong performers in the financials sector. For example, an overweighted position in insurer AFLAC supported relative results when the company issued earnings guidance that exceeded analysts expectations.Securities exchange NYSE Euronext gained substantial value when trading activity increased due to the rebound in global financial markets. The fund also received robust contributions to relative performance from the consumer discretionary sector, where online travel company Priceline.com issued earnings guidance that was above analysts estimates for two consecutive quarters as budget-conscious consumers sought bargains in airfares and hotels. Conversely, an underweighted position in retail giant Wal-Mart Stores helped the fund avoid weakness in the stock when the company reported disappointing earnings amid expectations of strong demand for low-cost goods from consumers.

Disappointments during the reporting period included video games retailer GameStop Corp., which fell sharply after issuing lower earnings guidance to analysts. In the traditionally defensive health care sector, pharmaceutical developer Eli Lilly & Co. lagged sector averages due to concerns regarding upcoming patent expirations on key products. An overweighted position in Bristol-Meyers Squibb magnified its adverse effect on the fund s relative performance when the stock performed in line with the generally lagging health care sector.

Seeking Opportunities in a Recovering Market

We have been encouraged by a broadening trend in market strength during the reporting period, as well as by evidence that investors focus is returning to fundamentals. In particular, we are optimistic that the market will once again respond to earnings strength, quality and sustainability, all of which are important components of our quantitative stock selection model along with various valuation metrics and measures of market sentiment. We remain confident in our investment approach, including generally neutral exposure to the sectors and industry groups represented in the Russell 1000 Growth Index.

October 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.
3	SOURCE: LIPPER INC. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The index does not take into account fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund s prospectus or talk to your financial adviser.

Review your fund s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Alpha Growth Fund from April 1, 2009 to September 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2009

	Class A	Class B	Class C	Class I

Expenses paid per $1,000	$ 8.17	$ 13.15	$ 12.52	$ 7.70
Ending value (after expenses)	$1,327.90	$1,321.70	$1,323.00	$1,328.30

COMPARING YOUR FUND S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2009

	Class A	Class B	Class C	Class I

Expenses paid per $1,000	$ 7.08	$ 11.41	$ 10.86	$ 6.68
Ending value (after expenses)	$1,018.05	$1,013.74	$1,014.29	$1,018.45

Expenses are equal to the fund s annualized expense ratio of 1.40% for Class A, 2.26% for Class B, 2.15% for Class C and 1.32% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS September 30, 2009 (Unaudited)

Common Stocks 99.5%	Shares	Value ($)

Consumer Discretionary 13.7%
Amazon.com	4,600 [a]	429,456
Apollo Group, Cl. A	29,600 [a]	2,180,632
Big Lots	11,500 [a,b]	287,730
Comcast, Cl. A	93,900	1,585,971
DISH Network, Cl. A	26,500 [a]	510,390
Dollar Tree	38,700 [a]	1,883,916
Family Dollar Stores	27,300	720,720
Ford Motor	409,800 [a]	2,954,658
GameStop, Cl. A	109,500 [a,b]	2,898,465
Garmin	55,800 [b]	2,105,892
H & R Block	42,200	775,636
McDonald s	59,514	3,396,464
Priceline.com	18,100 [a,b]	3,001,342
Walgreen	35,400	1,326,438
		24,057,710
Consumer Staples 12.3%
Altria Group	59,200	1,054,352
Archer-Daniels-Midland	133,100	3,889,182
Colgate-Palmolive	26,400	2,013,792
ConAgra Foods	60,700	1,315,976
Kimberly-Clark	11,600	684,168
Kroger	19,600	404,544
Lorillard	4,000	297,200
PepsiCo	14,700	862,302
Philip Morris International	69,900	3,406,926
Procter & Gamble	47,900	2,774,368
Safeway	14,446	284,875
SUPERVALU	77,800	1,171,668
Wal-Mart Stores	68,800	3,377,392
		21,536,745
Energy 5.0%
Alpha Natural Resources	3,900 [a]	136,890
Anadarko Petroleum	67,600	4,240,548
Chevron	9,100	640,913
Exxon Mobil	19,200	1,317,312

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Murphy Oil	35,438	2,040,166
Occidental Petroleum	4,000	313,600
		8,689,429
Financial 3.1%
Aflac	62,400	2,666,976
Discover Financial Services	10,985	178,286
Goldman Sachs Group	2,000	368,700
Hudson City Bancorp	21,400	281,410
Prudential Financial	21,426	1,069,372
State Street	17,600	925,760
		5,490,504
Health Care 21.1%
Abbott Laboratories	58,500	2,893,995
Baxter International	45,308	2,583,009
Becton, Dickinson & Co.	24,000	1,674,000
Biogen Idec	10,800 [a]	545,616
Bristol-Myers Squibb	153,007	3,445,718
Eli Lilly & Co.	108,500 [b]	3,583,755
Forest Laboratories	18,997 [a,b]	559,272
Genzyme	11,800 [a]	669,414
Gilead Sciences	55,200 [a]	2,571,216
Illumina	63,700 [a]	2,707,250
Johnson & Johnson	76,500	4,658,085
Medco Health Solutions	40,200 [a]	2,223,462
Medtronic	61,770	2,273,136
Millipore	4,900 [a]	344,617
Omnicare	56,000	1,261,120
Pfizer	27,879	461,397
Schering-Plough	48,400	1,367,300
Sepracor	119,500 [a]	2,736,550
Wyeth	10,700	519,806
		37,078,718
Industrial 5.6%
L-3 Communications Holdings	28,100	2,256,992
Northrop Grumman	81,610	4,223,318

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Pitney Bowes	8,500	211,225
Raytheon	67,000	3,213,990
		9,905,525
Information Technology 31.0%
Accenture, Cl. A	50,200	1,870,954
Apple	31,579 [a]	5,853,799
CA	17,485	384,495
Cisco Systems	43,705 [a]	1,028,816
Cree	51,200 [a]	1,881,600
Cypress Semiconductor	365,500 [a]	3,775,615
EMC	89,000 [a]	1,516,560
Fidelity National
Information Services	144,800	3,693,848
FLIR Systems	70,200 [a,b]	1,963,494
Google, Cl. A	3,700 [a]	1,834,645
Hewlett-Packard	66,588	3,143,619
International Business Machines	75,100	8,982,711
MasterCard, Cl. A	6,600 [b]	1,334,190
Microsoft	177,101	4,585,145
Novell	5,700 [a]	25,707
Oracle	229,800	4,789,032
QUALCOMM	15,800	710,684
Sohu.com	34,100 [a,b]	2,345,398
Western Digital	113,800 [a]	4,157,114
Western Union	25,000	473,000
		54,350,426
Materials 2.8%
Bemis	2,568	66,537
Cliffs Natural Resources	73,500 [b]	2,378,460
Pactiv	97,800 [a]	2,547,690
		4,992,687
Telecommunication Services .4%
AT & T	17,500	472,675
CenturyTel	4,658	156,509
		629,184

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Utilities 4.5%
American Water Works	3,661	73,000
Exelon	34,400	1,706,928
FPL Group	60,100	3,319,323
Mirant	165,200 [a]	2,714,236
		7,813,487
Total Common Stocks
(cost $159,242,537)		174,544,415

Other Investment .7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,251,000)	1,251,000 [c]	1,251,000

Investment of Cash Collateral
for Securities Loaned 8.3%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $14,554,509)	14,554,509 [c]	14,554,509
Total Investments (cost $175,048,046)	108.5%	190,349,924
Liabilities, Less Cash and Receivables	(8.5%)	(14,924,487)
Net Assets	100.0%	175,425,437

a	Non-income producing security.

b	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund s securities on loan is $14,146,212 and the total market value of the collateral held by the fund is $14,554,509.

c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)

	Value (%)		Value (%)

Information Technology	31.0	Energy	5.0
Health Care	21.1	Utilities	4.5
Consumer Discretionary	13.7	Financial	3.1
Consumer Staples	12.3	Materials	2.8
Money Market Investments	9.0	Telecommunication Services	.4
Industrial	5.6		108.5

Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES September 30, 2009 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities See Statement of Investments (including securities on loan, valued at $14,146,212) Note 1(b):
Unaffiliated issuers		159,242,537		174,544,415
Affiliated issuers			15,805,509	15,805,509
Receivable for investment securities sold				251,522
Dividends and interest receivable				146,832
Receivable for shares of Beneficial Interest subscribed				9,386
Prepaid expenses				23,556
				190,781,220
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 3(c)				214,857
Cash overdraft due to Custodian				21,485
Liability for securities on loan Note 1(b)				14,554,509
Payable for shares of Beneficial Interest redeemed				394,252
Accrued expenses				170,680
				15,355,783
Net Assets ($)			175,425,437
Composition of Net Assets ($):
Paid-in capital				297,809,150
Accumulated undistributed investment income net				353,816
Accumulated net realized gain (loss) on investments			(138,039,407)
Accumulated net unrealized appreciation
(depreciation) on investments				15,301,878
Net Assets ($)			175,425,437

Net Asset Value Per Share
	Class A	Class B	Class C	Class I

Net Assets ($)	115,874,998	17,617,134	41,139,552	793,753
Shares Outstanding	7,432,149	1,225,278	2,845,987	50,682
Net Asset Value Per Share ($)	15.59	14.38	14.46	15.66

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,761,101
Affiliated issuers	1,007
Income from securities lending	21,966
Total Income	1,784,074
Expenses:
Management fee Note 3(a)	648,088
Shareholder servicing costs Note 3(c)	483,713
Distribution fees Note 3(b)	211,678
Registration fees	30,180
Professional fees	23,836
Prospectus and shareholders reports	18,250
Trustees fees and expenses Note 3(d)	7,845
Custodian fees Note 3(c)	5,114
Loan commitment fees Note 2	700
Interest expense Note 2	67
Miscellaneous	11,052
Total Expenses	1,440,523
Less reduction in fees due to
earnings credits Note 1(b)	(10,265)
Net Expenses	1,430,258
Investment Income Net	353,816
Realized and Unrealized Gain (Loss) on Investments Note 4 ($):
Net realized gain (loss) on investments	(4,085,984)
Net unrealized appreciation (depreciation) on investments	52,091,024
Net Realized and Unrealized Gain (Loss) on Investments	48,005,040
Net Increase in Net Assets Resulting from Operations	48,358,856

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009[a]

Operations ($):
Investment income net	353,816	1,168,133
Net realized gain (loss) on investments	(4,085,984)	(124,822,415)
Net unrealized appreciation
(depreciation) on investments	52,091,024	(2,744,585)
Net Increase (Decrease) in Net Assets
Resulting from Operations	48,358,856	(126,398,867)
Dividends to Shareholders from ($):
Investment income net:
Class A Shares		(1,059,428)
Class I Shares		(10,076)
Class T Shares		(130,970)
Net realized gain on investments:
Class A Shares		(512,627)
Class B Shares		(98,067)
Class C Shares		(224,387)
Class I Shares		(3,620)
Class T Shares		(110,679)
Total Dividends		(2,149,854)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,064,873	57,661,845
Class B Shares	170,108	218,098
Class C Shares	276,976	2,968,186
Class I Shares	56,308	1,133,592
Class T Shares		2,335,710

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009[a]

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares		1,477,111
Class B Shares		88,383
Class C Shares		174,975
Class I Shares		13,193
Class T Shares		233,543
Cost of shares redeemed:
Class A Shares	(41,572,361)	(148,076,326)
Class B Shares	(3,018,584)	(10,274,737)
Class C Shares	(4,622,506)	(30,446,071)
Class I Shares	(81,242)	(23,751,990)
Class T Shares		(41,102,560)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(44,726,428)	(187,347,048)
Total Increase (Decrease) in Net Assets	3,632,428	(315,895,769)
Net Assets ($):
Beginning of Period	171,793,009	487,688,778
End of Period	175,425,437	171,793,009
Undistributed investment income net	353,816

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009[a]

Capital Share Transactions:
Class Ab,c
Shares sold	294,578	4,389,777
Shares issued for dividends reinvested		124,546
Shares redeemed	(3,139,643)	(9,212,735)
Net Increase (Decrease) in Shares Outstanding	(2,845,065)	(4,698,412)
Class Bb
Shares sold	13,331	16,350
Shares issued for dividends reinvested		8,028
Shares redeemed	(233,323)	(712,831)
Net Increase (Decrease) in Shares Outstanding	(219,992)	(688,453)
Class C
Shares sold	21,382	221,299
Shares issued for dividends reinvested		15,806
Shares redeemed	(356,079)	(2,059,913)
Net Increase (Decrease) in Shares Outstanding	(334,697)	(1,822,808)
Class I
Shares sold	3,904	59,744
Shares issued for dividends reinvested		1,108
Shares redeemed	(5,612)	(1,567,669)
Net Increase (Decrease) in Shares Outstanding	(1,708)	(1,506,817)
Class Tc
Shares sold		146,434
Shares issued for dividends reinvested		19,859
Shares redeemed		(2,923,888)
Net Increase (Decrease) in Shares Outstanding		(2,757,595)

a Effective as of the close of business on Febraury 4, 2009, the fund no longer offers Class T shares.
b During the period ended September 30, 2009, 39,737 Class B shares representing $502,286, were automatically converted to 36,749 Class A shares and during the period ended March 31, 2009, 144,806 Class B shares representing $2,134,621, were automatically converted to 133,815 Class A shares.
c On the close of business on February 4, 2009, 1,411,189 Class T shares representing $17,174,170 were converted to 1,397,410 Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund s financial statements.

Six Months Ended
September 30, 2009			Year Ended March 31,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	11.74	18.83	23.02	24.58	19.82	17.62
Investment Operations:
Investment income (loss) net[b]	.05	.10	(.01)	.03	.01	(.01)
Net realized and unrealized
gain (loss) on investments	3.80	(7.01)	(1.04)	(.47)	4.79	2.21
Total from Investment Operations	3.85	(6.91)	(1.05)	(.44)	4.80	2.20
Distributions:
Dividends from
investment income net		(.12)
Dividends from net realized
gain on investments		(.06)	(3.14)	(1.12)	(.04)
Total Distributions		(.18)	(3.14)	(1.12)	(.04)
Net asset value, end of period	15.59	11.74	18.83	23.02	24.58	19.82
Total Return (%)[c]	32.79[d]	(36.68)	(6.18)	(1.66)	24.20	12.49[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.41[e]	1.27	1.19	1.14	1.17	1.15[d]
Ratio of net expenses
to average net assets	1.40[e]	1.26	1.19[f]	1.14	1.17	1.15[d]
Ratio of net investment income
(loss) to average net assets	.67[e]	.63	(.05)	.15	.04	(.04)[d]
Portfolio Turnover Rate	55.13[d]	114.25	130.42	186.08	128.55	87.73
Net Assets, end of period
($ x 1,000)	115,875	120,697	282,003	788,639	600,414	90,122

a	From May 1, 2004 (commencement of operations) to March 31, 2005.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
September 30, 2009			Year Ended March 31,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	10.88	17.42	21.69	23.42	19.02	20.32
Investment Operations:
Investment (loss) net[b]	(.01)	(.03)	(.19)	(.14)	(.16)	(.13)
Net realized and unrealized
gain (loss) on investments	3.51	(6.45)	(.94)	(.47)	4.60	.58
Total from Investment Operations	3.50	(6.48)	(1.13)	(.61)	4.44	.45
Distributions:
Dividends from net realized
gain on investments		(.06)	(3.14)	(1.12)	(.04)	(1.75)
Net asset value, end of period	14.38	10.88	17.42	21.69	23.42	19.02
Total Return (%)[c]	32.17[d]	(37.20)	(6.97)	(2.50)	23.33	3.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.28[e]	2.14	2.03	1.95	1.97	2.00
Ratio of net expenses
to average net assets	2.26[e]	2.13	2.03[f]	1.95	1.90	1.90
Ratio of net investment (loss)
to average net assets	(.21)[e]	(.22)	(.90)	(.67)	(.74)	(.74)
Portfolio Turnover Rate	55.13[d]	114.25	130.42	186.08	128.55	87.73
Net Assets, end of period
($ x 1,000)	17,617	15,720	37,176	64,606	80,297	39,215

a Represents information for Class B shares of the fund s predecessor, Bear Stearns Alpha Growth Portfolio, through
April 30, 2004.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2009			Year Ended March 31,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	10.93	17.49	21.75	23.47	19.06	20.35
Investment Operations:
Investment (loss) net[b]	(.01)	(.03)	(.18)	(.14)	(.15)	(.14)
Net realized and unrealized
gain (loss) on investments	3.54	(6.47)	(.94)	(.46)	4.60	.60
Total from Investment Operations	3.53	(6.50)	(1.12)	(.60)	4.45	.46
Distributions:
Dividends from net realized
gain on investments		(.06)	(3.14)	(1.12)	(.04)	(1.75)
Net asset value, end of period	14.46	10.93	17.49	21.75	23.47	19.06
Total Return (%)[c]	32.30[d]	(37.17)	(6.94)	(2.41)	23.33	3.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.16[e]	2.08	1.96	1.92	1.94	1.98
Ratio of net expenses
to average net assets	2.15[e]	2.07	1.96[f]	1.92	1.90	1.90
Ratio of net investment (loss)
to average net assets	(.10)[e]	(.17)	(.83)	(.64)	(.72)	(.74)
Portfolio Turnover Rate	55.13[d]	114.25	130.42	186.08	128.55	87.73
Net Assets, end of period
($ x 1,000)	41,140	34,759	87,532	185,538	155,483	51,470

a Represents information for Class C shares of the fund s predecessor, Bear Stearns Alpha Growth Portfolio, through
April 30, 2004.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
September 30, 2009			Year Ended March 31,

Class I Shares	(Unaudited)	2009	2008[a]	2007	2006	2005[b]

Per Share Data ($):
Net asset value,
beginning of period	11.79	19.00	23.12	24.60	19.80	17.62
Investment Operations:
Investment income net[c]	.05	.15	.07	.11	.09	.04
Net realized and unrealized
gain (loss) on investments	3.82	(7.13)	(1.05)	(.47)	4.75	2.14
Total from Investment Operations	3.87	(6.98)	(.98)	(.36)	4.84	2.18
Distributions:
Dividends from
investment income net		(.17)
Dividends from net realized
gain on investments		(.06)	(3.14)	(1.12)	(.04)
Total Distributions		(.23)	(3.14)	(1.12)	(.04)
Net asset value, end of period	15.66	11.79	19.00	23.12	24.60	19.80
Total Return (%)	32.83[d]	(36.76)	(5.83)	(1.33)	24.43	12.37[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.33[e]	.84	.84	.81	.90	.86[d]
Ratio of net expenses
to average net assets	1.32[e]	.83	.84[f]	.81	.90	.86[d]
Ratio of net investment income
to average net assets	.73[e]	.83	.31	.47	.38	.20[d]
Portfolio Turnover Rate	55.13[d]	114.25	130.42	186.08	128.55	87.73
Net Assets, end of period
($ x 1,000)	794	618	29,622	44,073	48,246	2,605

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	From May 1, 2004 (commencement of operations) to March 31, 2005.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 Significant Accounting Policies:

Dreyfus Alpha Growth Fund (the fund ) is a separate non-diversified series of Dreyfus Manager Funds I (the Company ), which is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company and operates as a series company that offers three series, including the fund. The fund s investment objective seeks capital appreciation. The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ( BNY Mellon ), serves as the fund s investment adviser.

MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of the Manager is the distributor of the fund s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ( CDSC ) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

These inputs are summarized in the three broad levels listed below:

Level 1 unadjusted quoted prices in active markets for
identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund s investments:

		Level 2 Other	Level 3
	Level 1	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Equity Securities
Domestic	172,199,017			172,199,017
Equity Securities
Foreign	2,345,398			2,345,398
Mutual Funds	15,805,509			15,805,509
Other Financial
Instruments
Liabilities ($)
Other Financial
Instruments

See Statement of Investments for industry classification.
Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2009, The Bank of New York Mellon earned $9,414 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as affiliated in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income suffi-

cient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $59,643,355 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2009 was as follows ordinary income $2,078,650 and long-term capital gains $71,204.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2 Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit provided by The Bank of New York Mellon (the BNYM Facility ) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the BNYM Facility limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the BNYM Facility. Effective October 14, 2009, the fund participates with other Dreyfus-managed funds in a $215 million unsecured credit facility led by Citibank, N.A. and will also continue participation in the BNYM Facility.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the BNYM Facility during the period ended September 30, 2009, was approximately $15,000 with a related weighted average annualized interest rate of .92%.

NOTE 3 Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund s average daily net assets and is payable monthly.

During the period ended September 30, 2009, the Distributor retained $1,491 from commissions earned on sales of the fund s Class A shares and $15,349 and $606 from CDSCs on redemptions of the fund s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the Plan ) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75 % of the value of the average daily net assets of Class B and Class C shares. During the period ended September 30, 2009, Class B and Class C shares were charged $64,795 and $146,883, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2009, Class A, Class B and Class C shares were charged $144,558, $21,598 and $48,961, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2009, the fund was charged $75,837 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2009, the fund was charged $10,265 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2009, the fund was charged $5,114 pursuant to the custody agreement.

During the period ended September 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $107,981, Rule 12b-1 distribution plan fees $35,880, shareholder services plan fees $35,833, custodian fees $3,336, chief compliance officer fees $3,341 and transfer agency per account fees $28,486.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4 Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2009, amounted to $94,895,621 and $139,154,164, respectively.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

At September 30, 2009, accumulated net unrealized appreciation on investments was $15,301,878, consisting of $23,548,732 gross unrealized appreciation and $8,246,854 gross unrealized depreciation.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5 Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:	/s/ J. David Officer

J. David Officer,
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	November 19, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)